Investments in subsidiaries (Detail information of equity interests held) (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Huaqing Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[1]	54.00%
Huaqing Energy [member] | Liangjiang Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company		60.00%
Nanjing Combined Cycle Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[2]	57.39%
Nanjing Combined Cycle Co-generation [member] | Shareholder one [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		27.39%
Nanjing Combined Cycle Co-generation [member] | Shareholder two [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		9.13%
Zhanhua Photovoltaic Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[3]	46.40%
Zhanhua Photovoltaic Company [member] | Zhanhua New Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company		58.00%
Ruyi Coal Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[3]	40.00%
Ruyi Coal Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company		50.00%
Shandong Fuel Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[3]	76.55%
Shandong Fuel Company [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Company		72.00%
Percentage of interests indirectly held by the Company		23.68%
Shandong Maintenance Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[3]	76.55%
Shandong Maintenance Company [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Company		72.00%
Percentage of interests indirectly held by the Company		23.68%
Rizhao Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[3]	88.80%
Percentage of interests directly held by the Company		44.00%
Rizhao Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Company		56.00%
Laiwu power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		15.00%
Beijing Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[4]	41.00%
Proportion of ownership interests held by non-controlling interests		59.00%	59.00%
Percentage of voting rights acquired through supplemental agreements		25.00%
Chaohu Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[5]	60.00%
Chaohu Power [member] | Shareholder three [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.00%
Shanxi Xiaoyi Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Company	[6]	51.00%
Shanxi Xiaoyi Energy [member] | Shareholder four [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		49.00%

[1]	The Company holds 90% interests in Liangjiang Power, and Liangjiang Power holds 60% interests in Huaqing Energy. Therefore, the Company indirectly holds 54% equity interests in Huaqing Energy.
[2]	According to the voting in concert agreement entered into between the Company and another shareholder with 27.39% equity interests in Nanjing Combined Cycle Cogeneration, the shareholder agreed to vote the same in respect of profit distribution decisions made by the Company. According to the voting in concert agreement entered into between the Company and another shareholder with 9.13% equity interests in Nanjing Combined Cycle Cogeneration, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company under the circumstances that their legitimate entitlements are guaranteed. As a result the Company has control over Nanjing Combined Cycle Co-generation.
[3]	These companies are subsidiaries of Shandong Power. The Company holds 80% interests in Shandong Power. Thus, the Company indirectly holds 80% interests in these companies through their parent company. Zhanhua New Energy, a wholly-owned subsidiary of Shandong Power, holds 58% equity interests in Zhanhua Photovoltaic Company. Thus, the Company indirectly holds 46.4% equity interests in Zhanhua Photovoltaic Company. Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. As a result, the Company indirectly holds 40% interests in Weishan New Energy and Helan New Energy. Shandong Power directly holds 72% interests in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 23.68% equity interests in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries: Huangtai Power, Linyi Power, Liaocheng Co-generation and Yunhe Power. Thus, the Company indirectly holds 76.55% interests in Shandong Maintenance Company and Shandong Fuel Company respectively. The Company directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interests in Rizhao Power; Thus, the Company holds 88.8% interests in Rizhao Power. Jiaxiang Power, Qufu Co-generation, Jining Co-generation are wholly-owned subsidiaries of Ruyi Coal Power. Thus, the Company indirectly holds 40% interests in Ruyi Coal Power, Jiaxiang Power, Qufu Co-generation and Jining Co-generation. Shandong Power acquired 15% equity from another shareholder of Laiwu power. As a result, the Company indirectly holds 76% interests in Laiwu power. In according to the voting in concert agreement entered into among the Shandong Power and other equity holders of Laiwu Power, Ruyi Coal Power, Rongcheng New Energy, Liaocheng Co-generation, the other equity holders agreed to vote the same in respect of significant financial and operating decisions made by the Shandong Power. As a result, the Company has control over these companies. According to the voting in concert agreement entered into between Hong Kong Investment and the other shareholder in December 2018, the other shareholder agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Investment. As a result, the Company has control over Hong Kong Energy and its subsidiaries including Huatai Power and Ruyi Pakistan Energy since 31 December 2018. See Note 41.
[4]	Pursuant to an agreement entered into between the Company and another shareholder, the Company is entrusted to vote the 25% voting rights held by the other shareholder as long as the Company remains as the largest shareholder of Beijing Co-generation. Thus, the Company has majority voting rights required by the article of association to control the operation and financial policies of Beijing Co-generation. Accordingly, the Company has control over Beijing Co-generation.
[5]	According to the voting in concert agreement entered into between the Company and one shareholder with 10% equity interests in Chaohu Power, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Chaohu Power.
[6]	In 2016, the Company accounted for the investment in Shanxi Xiaoyi Energy as a joint venture. On 15 February 2017, the Company entered into an agreement with other shareholder with 49% equity interests in Shanxi Xiaoyi Energy who agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Shanxi Xiaoyi Energy since February 2017.